Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
CRA Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA"). The Community Reinvestment Act of 1977 is intended to encourage depository institutions to help meet credit needs of their entire communities, including low- and moderate income neighborhoods, and CRA regulators encourage institutions to make sustainable, responsible and impactful investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold CRA Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in CRA Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in CRA Shares of the Fund for the time periods indicated and then redeem all your CRA Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example AAA by S&P Global Ratings and/or Aaa by Moody's Investors Service, Inc., or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund's investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days' notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae"). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income ("LMI") areas or to LMI individuals to promote community development. Although as a general matter an institution's CRA activities will be evaluated based on the extent to which they benefit the institution's delineated assessment area(s) or a broader statewide or regional area that includes the institution's assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder's assessment area or the broader statewide or regional area to be CRA-qualified.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investment advisor believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. The Fund's goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund's investment advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (NAV) and liquidity. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money if the Fund's investments fall in value.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at ccminvests.com or 1-877-272-1977.

The bar chart shows the performance of the Fund's CRA Shares from year to year.[1]

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-272-1977
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2016
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

[1] Prior to March 1, 2007, the Fund offered only one class of shares, which have been redesignated as CRA Shares.

Best Quarter:	Q3	9/30/2011	3.34%
Worst Quarter:	Q2	6/30/2013	(2.75)%

Year to date total return for the six months ended June 30, 2017 was 1.63%.

The table shows the average annual total returns for the Fund's CRA Shares for the periods ended December 31, 2016 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CRA Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | CRA Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRAIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	287
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2007	rr_AnnualReturn2007	5.80%
Annual Return 2008	rr_AnnualReturn2008	4.24%
Annual Return 2009	rr_AnnualReturn2009	4.81%
Annual Return 2010	rr_AnnualReturn2010	4.56%
Annual Return 2011	rr_AnnualReturn2011	6.90%
Annual Return 2012	rr_AnnualReturn2012	3.80%
Annual Return 2013	rr_AnnualReturn2013	(3.61%)
Annual Return 2014	rr_AnnualReturn2014	4.72%
Annual Return 2015	rr_AnnualReturn2015	1.55%
Annual Return 2016	rr_AnnualReturn2016	0.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[1]
CRA Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions | CRA Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[1]
CRA Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions and Sales | CRA Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[1]
CRA Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[1]
CRA Retail Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA"). The Community Reinvestment Act of 1977 is intended to encourage depository institutions to help meet credit needs of their entire communities, including low- and moderate income neighborhoods, and CRA regulators encourage institutions to make sustainable, responsible and impactful investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Retail Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Shares of the Fund for the time periods indicated and then redeem all your Retail Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example AAA by S&P Global Ratings and/or Aaa by Moody's Investors Service, Inc., or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund's investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days' notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae"). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income ("LMI") areas or to LMI individuals to promote community development. Although as a general matter an institution's CRA activities will be evaluated based on the extent to which they benefit the institution's delineated assessment area(s) or a broader statewide or regional area that includes the institution's assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder's assessment area or the broader statewide or regional area to be CRA-qualified.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investment advisor believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. The Fund's goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund's investment advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (NAV) and liquidity. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money if the Fund's investments fall in value.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Retail Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007 is based on the performance of Retail Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Retail Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities.

Annual returns would differ only to the extent that Retail Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at ccminvests.com or 1-877-272-1977.

The bar chart shows the performance of the Fund from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-272-1977
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2016
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3	9/30/2011	3.37%
Worst Quarter:	Q2	6/30/2013	(2.73)%

Year to date total return for the six months ended June 30, 2017 was 1.68%.

The table shows the Fund's average annual total returns for the periods ended December 31, 2016 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CRA Retail Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Retail Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRATX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	255
Five Years	rr_ExpenseExampleYear05	444
Ten Years	rr_ExpenseExampleYear10	$ 990
Annual Return 2007	rr_AnnualReturn2007	5.72%
Annual Return 2008	rr_AnnualReturn2008	4.34%
Annual Return 2009	rr_AnnualReturn2009	4.84%
Annual Return 2010	rr_AnnualReturn2010	4.78%
Annual Return 2011	rr_AnnualReturn2011	6.92%
Annual Return 2012	rr_AnnualReturn2012	3.92%
Annual Return 2013	rr_AnnualReturn2013	(3.52%)
Annual Return 2014	rr_AnnualReturn2014	4.83%
Annual Return 2015	rr_AnnualReturn2015	1.66%
Annual Return 2016	rr_AnnualReturn2016	0.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[2]
CRA Retail Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions | Retail Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[2]
CRA Retail Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions and Sales | Retail Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[2]
CRA Retail Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
CRA Institutional Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the "CRA"). The Community Reinvestment Act of 1977 is intended to encourage depository institutions to help meet credit needs of their entire communities, including low- and moderate income neighborhoods, and CRA regulators encourage institutions to make sustainable, responsible and impactful investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization ("Rating Agency"), for example AAA by S&P Global Ratings and/or Aaa by Moody's Investors Service, Inc., or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund's investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund's investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days' notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Government National Mortgage Association ("Ginnie Mae"). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation ("FDIC") and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income ("LMI") areas or to LMI individuals to promote community development. Although as a general matter an institution's CRA activities will be evaluated based on the extent to which they benefit the institution's delineated assessment area(s) or a broader statewide or regional area that includes the institution's assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder's assessment area or the broader statewide or regional area to be CRA-qualified.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investment advisor believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. The Fund's goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund's investment advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund's yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund's investments fall in value.

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (NAV) and liquidity. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money if the Fund's investments fall in value.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund's portfolio more than it would affect a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Institutional Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007 is based on the performance of Institutional Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Institutional Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at ccminvests.com or 1-877-272-1977.

The bar chart shows the performance of the Fund from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-272-1977
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2016
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3	9/30/2011	3.45%
Worst Quarter:	Q2	6/30/2013	(2.64)%

Year to date total return for the six months ended June 30, 2017 was 1.96%.

The table shows the Fund's average annual total returns for the periods ended December 31, 2016 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CRA Institutional Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRANX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
One Year	rr_ExpenseExampleYear01	$ 46
Three Years	rr_ExpenseExampleYear03	144
Five Years	rr_ExpenseExampleYear05	252
Ten Years	rr_ExpenseExampleYear10	$ 567
Annual Return 2007	rr_AnnualReturn2007	6.01%
Annual Return 2008	rr_AnnualReturn2008	4.69%
Annual Return 2009	rr_AnnualReturn2009	5.29%
Annual Return 2010	rr_AnnualReturn2010	5.03%
Annual Return 2011	rr_AnnualReturn2011	7.38%
Annual Return 2012	rr_AnnualReturn2012	4.27%
Annual Return 2013	rr_AnnualReturn2013	(3.18%)
Annual Return 2014	rr_AnnualReturn2014	5.19%
Annual Return 2015	rr_AnnualReturn2015	2.01%
Annual Return 2016	rr_AnnualReturn2016	0.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
1 Year	rr_AverageAnnualReturnYear01	0.98%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]
CRA Institutional Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%	[2]
CRA Institutional Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[2]
CRA Institutional Shares | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
CCM Institutional Shares | CCM Alternative Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets while considering environmental, social and governance (ESG) factors .

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by utilizing a multi-strategy approach to portfolio construction that attempts to generate a high level of current income and an absolute (or positive) return in various market cycles by employing strategies that exploit disparities or inefficiencies in markets. At the same time, the Fund seeks to provide lower correlation to the traditional stock and bond markets by utilizing various asset allocation or hedging strategies designed to reduce such correlation.

The Fund's goals are to seek to provide: (1) SEC 30-day yield (standardized yield) greater than 3-month Treasury bills plus 4%; (2) volatility (standard deviation) between 2% and 4%; and (3) correlation ranging from 0.0 to 0.5 to the bond market (as represented by the Barclays Aggregate Bond Index) and 0.0 to 0.5 to the equity market (as represented by the S&P 500 Index). There can be no assurances that the Fund will achieve any of these goals. These goals can be changed at any time without shareholder approval.

The Fund may employ a variety of investment strategies, including: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; and (ii) event driven strategies, such as special situations and merger arbitrage. Asset and sector allocations are based on the current macro-economic environment and the potential risks inherent in each sector.

The Fund implements these strategies by investing globally, primarily in developed market countries, in a broad range of asset classes, securities and other investments. The Fund may invest in equity securities (primarily dividend-paying equity securities) of all types and capitalization ranges, including but not limited to common stocks, preferred stocks and warrants; investment grade and non-investment grade fixed income securities, including but not limited to notes, bonds, debentures and convertible securities, issued by corporations and governments (including municipal governments); currencies; commodities; exchange-traded funds; and exchange-traded notes. Non-investment grade fixed income securities (commonly known as "junk bonds") are rated BB+ or lower by S&P Global Ratings, or have a comparable rating by another nationally recognized statistical rating organization ("NRSRO") (or, if unrated are determined by the Fund's investment advisor to be of comparable quality at the time of investment). With respect to the fixed income portion of its portfolio, the Fund has no limit with respect to its portfolio maturity or duration and will not attempt to maintain any pre-set average portfolio duration.

The Fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying security, for speculation (taking a position in the hope of increasing returns), to manage interest rate risk and currency risk, or as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another). These derivative transactions will involve futures contracts, options and swaps, including options on futures and swaps. The Fund may engage in short-selling for speculation or for hedging purposes. A short sale involves selling a security the Fund does not own. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, i.e. a security the Fund owns, where the maximum loss is the amount invested). When the Fund engages in short-selling for hedging purposes, it is attempting to limit exposure to a possible market decline in the value of one or more of its portfolio securities.

Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends. Investment decisions are also based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

The principal strategies employed by the Fund, together with notable sub-categories, are summarized below:

Directional or Tactical Strategies: Directional or tactical trading strategies utilize market movements, trends or inconsistencies when picking securities across a variety of markets. These strategies have a greater exposure to the fluctuations of the overall market than market neutral strategies. These types of strategies may include:

● Long/Short Equity: This strategy combines core long holdings of equities with short sales of stocks, stock indices, or derivatives related to the equity markets. The strategy attempts to generate income and long-term capital appreciation by developing and actively managing equity portfolios that include both long and short positions.

● Long/Short Credit: This strategy seeks exposure to credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views.

● Global Tactical Asset Allocation: This strategy attempts to exploit short-term mispricings among a global set of assets. The strategy focuses on general movements in the market rather than on the performance of individual securities.

Event Driven Strategies: Event driven trading strategies seek to earn excess return through the purchase and/or sale of securities based on anticipated outcomes of company specific or transaction specific situations, such as spin-offs, mergers and acquisitions, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks. These types of strategies may include:

● Special Situations: This strategy seeks to profit by capturing discrepancies in valuation between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix.

● Merger Arbitrage: This strategy seeks to profit by taking advantage of differences between the current market price of a security and its expected future value based on the occurrence of a merger.

● Capital Structure Arbitrage: This strategy attempts to take advantage of a pricing inefficiency between two or more securities of the same company. For example, the Fund may buy a senior debt instrument that its investment advisor believes is undervalued, while simultaneously shorting a subordinated debt instrument of the same issuer that is believed to be overvalued.

The Fund's investment advisor allocates the Fund's assets to the underlying investment strategies based on its analysis of the investment strategy, current market conditions and perceived investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk and market risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Closed-End Fund Risk: The Fund invests in closed-end investment companies or funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in securities denominated in a foreign currency or may widen existing losses. The Fund's net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund's portfolio composition. This may affect the Fund's exposure to certain companies or industries. The Fund's results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund's portfolio and not all of the securities in the portfolio of the Fund will have a high ESG standing.

Exchange-Traded Notes (ETNs) Risk: ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or financial institution. ETNs track the performance of a particular market index but do not represent ownership in a pool of securities. ETNs have a stated maturity date but pay no periodic coupon interest and offer no principal protection. ETN investors receive cash payments linked to the performance of the particular market index (less any fees) upon maturity. The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. In addition, trading of ETNs may be halted or de-listed.

Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

Futures Contract Risk: A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument at an agreed upon price. The successful use of futures contracts draws upon the Fund's investment advisor's skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; losses caused by unanticipated market movements, which are potentially unlimited; the Fund's investment advisor's inability to predict correctly the direction of securities prices, interest rates and other economic factors; the possibility that the counterparty will default in the performance of its obligations; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements and at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Fund's investment advisor, from time to time, may employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the investment advisor's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the investment advisor's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the investment advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund's investment advisor.

Large Shareholder Purchase and Redemption Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Backed Securities Risk: Mortgage-related and other mortgage-backed securities are subject to certain risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private issuers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Non-Investment Grade Fixed Income Securities Risk: Non-investments grade fixed income securities ("junk bonds"), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

Options Risk: An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with the Fund's ordinary securities transactions. The value of options can be highly volatile, and their use can result in loss if the Fund's investment advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the Fund's investment advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. Unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members that fail to perform them in connection with the purchase or sale of options.

Preferred Stock Risk: Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond holders. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Company Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Swap Agreement Risk: The Fund may enter into swap agreements, which are agreements between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Warrants Risk: A warrant represents the right to purchase a security at a predetermined price for a specified period of time. Warrants are derivative instruments that present risks similar to options.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at ccminvests.com or 1-877-272-1977.

The bar chart shows the performance of the Fund from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-272-1977
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2016
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2	6/30/2014	4.44%
Worst Quarter:	Q1	3/31/2016	(3.12)%

Year to date total return for the six months ended June 30, 2017 was 2.25%.

The table shows the Fund's average annual total returns for the periods ended December 31, 2016 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CCM Institutional Shares | CCM Alternative Income Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCMNX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense and Prime Broker Fees on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.34%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.94%	[4]
One Year	rr_ExpenseExampleYear01	$ 297
Three Years	rr_ExpenseExampleYear03	942
Five Years	rr_ExpenseExampleYear05	1,611
Ten Years	rr_ExpenseExampleYear10	$ 3,400
Annual Return 2014	rr_AnnualReturn2014	4.53%
Annual Return 2015	rr_AnnualReturn2015	(1.47%)
Annual Return 2016	rr_AnnualReturn2016	2.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 Year	rr_AverageAnnualReturnYear01	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[5]
CCM Institutional Shares | CCM Alternative Income Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%	[5]
CCM Institutional Shares | CCM Alternative Income Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[5]
CCM Institutional Shares | CCM Alternative Income Fund | Citigroup 3-Month U. S. Treasury Bill Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[5]

[1]	The CRA Shares inception date was August 30, 1999. Index comparisons began on August 31, 1999.
[2]	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.
[3]	The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2018 so that Total Annual Fund Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) will not exceed 1.60% of the Fund's average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.
[4]	Total Annual Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expense and prime broker fees on securities sold short) is 1.60%.
[5]	The Fund's inception date is May 31, 2013.